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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA        May 14, 2009
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)






Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:       54
                                        ------------------
Form 13F Information Table Value Total:      28,590
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
Column 1             Column 2 Column 3   Column 4  Column 5            Column 6  Column 7 Column 8
   Name of Issuer    Title of   Cusip      Value    SHARES/ SH/PRN PUT/ INVSTMT    OTHER   VOTING  AUTH
                       Class              (X$1000)  PRN AMT        CALL DSCRETN  MANAGERS   SOLE  SHARED    NONE
3M Company           COM      88579Y101          19      400SH         SOLE                    400
ATP Oil & Gas        COM      00208J108        1949   379940SH         SOLE                 379940
Abbott Laboratories  COM      002824100        1964    41175SH         SOLE                  41175
Adobe Systems Inc.   COM      00724F101          13      640SH         SOLE                    640
Apple Computer Inc.  COM      037833100          21      200SH         SOLE                    200
Atwood Oceanics      COM      050095108        1009    60830SH         SOLE                  60830
BP PLC ADS           COM      055622104         245     6111SH         SOLE                   6111
Becton Dickinson     COM      075887109        1295    19270SH         SOLE                  19270
Berkshire Hathaway clCOM      084670207          19        7SH         SOLE                      7
Bristol-Myers Squibb COM      110122108          70     3200SH         SOLE                   3200
Burlington North SF  COM      12189T104           7      123SH         SOLE                    123
Cerner Corporation   COM      156782104          22      520SH         SOLE                    520
Chevron Corp         COM      166764100        1265    18824SH         SOLE                  18824
Clorox Company       COM      189054109         113     2200SH         SOLE                   2200
Coca-Cola Company    COM      191216100          64     1465SH         SOLE                   1465
ConocoPhillips       COM      20825C104         208     5330SH         SOLE                   5330
DuPont de Nemour     COM      263534109         103     4628SH         SOLE                   4628
Eli Lilly            COM      532457108         244     7320SH         SOLE                   7320
Energizer Holdings I COM      29266R108           9      200SH         SOLE                    200
Exxon Mobil CorporatiCOM      30231G102        1202    17664SH         SOLE                  17664
Flowserve Corp       COM      34354P105        1373    24480SH         SOLE                  24480
General Electric Co  COM      369604103        1248   123516SH         SOLE                 123516
Genzyme Corp.        COM      372917104        2836    47754SH         SOLE                  47754
HCP Inc Com          COM      40414L109          13      780SH         SOLE                    780
Hershey Foods Corp.  COM      427866108          34     1000SH         SOLE                   1000
Hewlett-Packard Co   COM      428236103          14      440SH         SOLE                    440
Humana Inc.          COM      444859102          17      680SH         SOLE                    680
IBM Corp             COM      459200101          82      850SH         SOLE                    850
Intel Corporation    COM      458140100          86     5734SH         SOLE                   5734
Ion Geophysical Corp.COM      462044108         319   205100SH         SOLE                 205100
JPMorgan Chase & Co  COM      46625H100         145     5487SH         SOLE                   5487
Johnson & Johnson    COM      478160104        1039    19756SH         SOLE                  19756
Kimberly-Clark Corp. COM      494368103          80     1750SH         SOLE                   1750
Manitowoc Company IncCOM      563571108          10     3150SH         SOLE                   3150
McDonalds Corporatio COM      580135101           9      170SH         SOLE                    170
Medtronic Inc.       COM      585055106          35     1200SH         SOLE                   1200
Merck & Co. Inc.     COM      589331107         409    15318SH         SOLE                  15318
Microsoft CorporationCOM      594918104        1482    80690SH         SOLE                  80690
Noble Corp           COM      h5833n103         986    40970SH         SOLE                  40970
Occidental Petroleum COM      674599105          16      300SH         SOLE                    300
Orchard Enterprises  COM      25388x205           3     2054SH         SOLE                   2054
PT Ultrashort S&P 500COM      74347R883        3674    46340SH         SOLE                  46340
Parexel Intl Corp    COM      699462107        1277   131345SH         SOLE                 131345
Pfizer Inc.          COM      717081103           8      620SH         SOLE                    620
Procter & Gamble Co. COM      742718109        1560    33140SH         SOLE                  33140
Questar              COM      748356102         246     8380SH         SOLE                   8380
Schering-Plough Corp.COM      806605101          32     1400SH         SOLE                   1400
T Rowe Price Group InCOM      74144T108         153     5332SH         SOLE                   5332
United Technologies  COM      913017109         103     2400SH         SOLE                   2400
Unitedhealth Group, ICOM      91324p102          35     1700SH         SOLE                   1700
Vodafone Group PLC   COM      92857W209          49     2827SH         SOLE                   2827
Wal-Mart Stores Inc. COM      931142103          17      340SH         SOLE                    340
Wyeth                COM      983024100         203     4733SH         SOLE                   4733
XTO Energy Inc       COM      98385X106        1127    36824SH         SOLE                  36824